Document and Entity Information	Jul. 19, 2023
Cover [Abstract]
Entity Registrant Name	Aspira Women's Health Inc.
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0000926617
Document Type	8-K
Document Period End Date	Jul. 19, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-34810
Entity Tax Identification Number	33-0595156
Entity Address, Address Line One	12117 Bee Caves Road
Entity Address, Address Line Two	Building III
Entity Address, Address Line Three	Suite 100
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78738
City Area Code	(512)
Local Phone Number	519-0400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	AWH
Entity Emerging Growth Company	false